Other Current Liabilities - Schedule of Other Current Liabilities (Details) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Gift card liability	$ 89,846	$ 88,673	$ 122,221
Co-op advertising fund liability	307,271	298,662	240,226
Advertising fund liability	257,883	265,308	245,039
Other current liabilities	$ 655,000	$ 652,643	$ 607,486